Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Excise taxes	$ 641,877	$ 140,620	$ 1,877,543	$ 38,056
Subsidies deducted from cost of sales	0	662,495	924,644	932,483
Tax credits and grants			0	12,272
Subsidies deducted from selling, general and administrative expenses	0	64,299	99,840	1,431,033
Unrealized foreign currency gains, tax effect	$ 0	$ 0	$ 0	$ 0